POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 24, 2010 TO THE PROSPECTUS
DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Cleantech(TM) Portfolio
PowerShares DWA Technical Leaders(TM) Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar® StockInvestorSM Core Portfolio
PowerShares NASDAQ-100 BuyWrite Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

Effective immediately, all references to the "PowerShares Morningstar® StockInvestorSM Core Portfolio" are deleted and replaced with "PowerShares Morningstar StockInvestor Core Portfolio" and all references to the "Morningstar® StockInvestorSM Core Index," "Morningstar® StockInvestor Core Index" or "Morningstar StockInvestor Core Index" are deleted and replaced with "Morningstar® StockInvestor Core IndexSM."

P-PS-STK-4 9/24/10

Please Retain This Supplement For Future Reference.